Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Leatherback Long/Short Alternative Yield ETF
Shareholder Report [Line Items]
Fund Name	Leatherback Long/Short Alternative Yield ETF
Class Name	Leatherback Long/Short Alternative Yield ETF
Trading Symbol	LBAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leatherback Long/Short Alternative Yield ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leatherbackam.com/etfs. You can also request this information by contacting us at (833) 417-0090 or by writing the Fund at Leatherback Long/Short Alternative Yield ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 417-0090
Additional Information Website	www.leatherbackam.com/etfs
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leatherback Long/Short Alternative Yield ETF	$60	1.14%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14% [1]
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Dec. 29, 2025
Net Assets	$ 20,801,000
Holdings Count | Holdings	58
Advisory Fees Paid, Amount	$ 110,301
Investment Company, Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$20,801
Number of Holdings	58
Total Advisory Fee Paid	$110,301
Portfolio Turnover Rate	119%

Holdings [Text Block]	Allocation of Portfolio Holdings (% of total investments (excludes securities sold short)) Allocation of Securities Sold Short (% of total securities sold short)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of total net assets)
Hecla Mining Co.	5.8
Newmont Corp.	5.3
Alamos Gold, Inc.	5.3
Vail Resorts, Inc.	4.7
Keurig Dr Pepper, Inc.	4.7
Altria Group, Inc.	4.5
Amrize Ltd.	4.4
Avista Corp.	4.4
PG&E Corp.	4.1
Essential Utilities, Inc.	4.1

Material Fund Change [Text Block]	Effective December 29, 2025, the Fund adopted an 80% investment policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing securities that are an alternative to traditional debt instruments (“Alternative Yield Investments”). Alternative Yield Investments are investments, other than traditional debt instruments (e.g., bonds), that generate interest and dividend income. The adoption of the 80% policy did not result in any change in how the Fund is being managed.
Material Fund Change Strategies [Text Block]	Effective December 29, 2025, the Fund adopted an 80% investment policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing securities that are an alternative to traditional debt instruments (“Alternative Yield Investments”). Alternative Yield Investments are investments, other than traditional debt instruments (e.g., bonds), that generate interest and dividend income. The adoption of the 80% policy did not result in any change in how the Fund is being managed.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.